Income tax (Tables)	6 Months Ended
Mar. 31, 2020
Income tax
Schedule of reconciliation to profit before income tax

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Profit before income tax	2,185	5,194	4,555	(58)	(52)
Tax at the Australian company tax rate of 30%	656	1,558	1,367	(58)	(52)
The effect of amounts which are not deductible/(assessable) in calculating taxable income:
Hybrid capital distributions	30	31	41	(3)	(27)
Life insurance:
Tax adjustment on policyholder earnings	(24)	8	-	large	-
Adjustment for life business tax rates	1	(1)	-	large	-
Dividend adjustments	-	-	(1)	-	(100)
Other non-assessable items	(1)	(1)	(13)	-	(92)
Other non-deductible items	295	7	5	large	large
Adjustment for overseas tax rates	10	(16)	(16)	large	large
Income tax (over)/under provided in prior periods	-	(5)	(5)	(100)	(100)
Other items	27	(1)	1	large	large
Total income tax expense	994	1,580	1,379	(37)	(28)
Effective income tax rate	45.49%	30.42%	30.27%	large	large